Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use Of Estimates	USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the Company's revenue recognition policies. Actual results may differ from estimated results.
Functional Currency	FUNCTIONAL CURRENCY

The Company’s revenues are generated mainly in U.S. dollars. In addition, most of the Company’s costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries that are denominated in other currencies have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, “Foreign Currency Matters”. All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Principles Of Consolidation	PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries and variable interests entities that are required to be consolidated.

Intercompany transactions and balances, including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.
Comprehensive Income	COMPREHENSIVE INCOME

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. Accordingly, the Company presents a separate statement of consolidated comprehensive income.

The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $15,471 and $571, for the years ended December 31, 2017 and December 31, 2016, respectively, by components:
Business Combinations	BUSINESS COMBINATIONS

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Cash And Cash Equivalents	CASH AND CASH EQUIVALENTS Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.
Short-Term Bank Deposits	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates fair value.

Available-For-Sale Marketable Securities	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for its investments in debt securities, and marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, “Investments - Debt and Equity Securities”. The Company classifies all debt securities and marketable equity securities as “available-for-sale”. All of the Company’s investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, in accumulated other comprehensive income (“OCI”).

The amortized cost of debt securities reflects amortization of premiums and accretion of discounts to maturity. Such amortization and accretion together with interest and dividends on securities are included in “financial expenses, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the amortized cost basis of such securities is judged to be other-than-temporary impairment (“OTTI”). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period,if the entity has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recorded in OCI.
Inventories	INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:

•	Raw materials using the average or FIFO cost method.

•	Work in progress:

•
Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

•
Labor overhead is generally included on the basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.

Pre-contract costs are generally expensed, but can be deferred and included in inventory only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.
Investment In Affiliated Companies, Partnerships And Other Companies	INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, “Investments - Equity Method and Joint Ventures - In-substance Common Stock” and ASC 323-10-40-1, “Investment - Equity Method and Joint Ventures - Investee Capital Transactions”.

A change in the Company’s proportionate share of an investee’s equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2017 no material impairment was recognized. During 2016 the Company recorded an impairment of approximately $2,500 for one of its affiliated companies and during 2015 no material impairment was recognized.
Variable Interest Entities	VARIABLE INTEREST ENTITIES

ASC 810-10, “Consolidation”, provides a framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The determination of whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether an entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent’s ownership interest with no change of control are treated as equity transactions, rather than acquisitions achieved in stages or dilution gains or losses. Losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interests even when the investment in the subsidiary was already reduced to zero.

A 51%-held subsidiary in the U.K. (the “UK Subsidiary”) is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its losses or the right to the majority of its earnings based upon holding the 51% economic interest, the UK Subsidiary is consolidated in the Company’s financial statements.

The Company holds 50% of the contractual rights in and is the primary beneficiary of, an Israeli limited partnership, which is considered to be a VIE and is consolidated in the Company’s financial statements.
Long-Term Receivables	LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with payment terms in excess of one year that are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).
Long-Term Bank Deposits	LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.
Property, Plant And Equipment	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company’s own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

The Company capitalizes direct costs (internal and external) of materials and services used in the development and purchase of internal-use software. Amounts capitalized are amortized on a straight-line basis over a period of three to twelve years and are reported as a component of property and equipment.

The Company is in the process of developing and implementing a new Enterprise Resource Planning (“ERP”) system. Certain costs incurred during the application development stage have been capitalized in accordance with authoritative accounting guidance related to accounting for the cost of computer software developed or obtained for internal use.
Other Intangible Assets	OTHER INTANGIBLE ASSETS

Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost, net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method or the accelerated method, whichever better reflects the applicable expected utilization pattern.
Impairment Of Long-Lived Assets	IMPAIRMENT OF LONG-LIVED ASSETS

The Company’s long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 “Property, Plant and Equipment – Subsequent Measurement” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is determined by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If the carrying amount is higher, an asset is deemed to be impaired and the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For each of the three years ended December 31, 2017, 2016 and 2015, no impairment was identified.

As required by ASC 820, “Fair Value Measurements”, the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).
Goodwill Impairment	Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Q.    GOODWILL IMPAIRMENT

Goodwill is subject to an impairment test at the reporting unit level on an annual basis (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, “Intangibles – Goodwill and Other”.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2017, no impairment losses were identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.
Severance Pay	SEVERANCE PAY

Elbit Systems’ and its Israeli subsidiaries’ obligations for severance pay are calculated pursuant to Israel’s Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and are presented on an undiscounted basis (the “Shut Down Method”). Subject to certain conditions, employees are entitled to one month’s salary for each year of employment or a portion thereof. The obligation is funded by monthly deposits through insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company’s balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to the balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with such Section 14. The agreement mandates that upon termination of such employees’ employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the  balance sheet, as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2017, 2016 and 2015 amounted to approximately $62,777, $55,294 and $47,407, respectively.
Pension And Other Postretirement Benefits	PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts for its obligations for pension and other post-retirement benefits in accordance with ASC 715, “Compensation – Retirement Benefits” (see Note 17).
Revenue Recognition	REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a lesser extent, the Company provides non-defense systems and products as well as support and services for the Company's systems and products.

In 2017, revenues from long-term contracts were recognized primarily using ASC 605-35, “Revenue Recognition - Construction-Type and Production-Type Contracts”, according to which revenues are recognized on the percentage-of-completion (“POC”) basis.

Sales under long-term fixed-price contracts, which provide for a substantial level of development efforts in relation to total contract efforts, are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and to recognize revenues using the POC basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. When measuring progress toward completion, the Company may consider other factors, such as contracts' performance obligations or the achievement of milestones.

Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a POC basis, using the units-of-delivery method as the basis to measure progress of the contracts' performance toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogeneous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method or the achievement of performance milestones as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, the Company may consider other factors, such as its progress on certain performance obligations or the achievement of milestones.

The POC method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit margins and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

Under the POC method, changes in estimated revenues and/or estimated project costs are recorded in the period the change is reasonably determinable, with the full amount of the inception-to-date effect of such changes recorded in such period on a “cumulative catch-up” basis. The cumulative catch-up basis amounts in the contract estimated total costs are charged to cost of revenues (“COR”) and are reflected in the reported gross profit in the consolidated financial statements. Any changes in performance costs estimates that result in an anticipated loss on contracts are charged to COR when they are probable and reasonably determinable by management. The Company reviews the actual costs and the estimated costs to complete long-term contracts on a quarterly basis. In addition, the Company periodically monitors the impact of changes in estimated contract performance costs that result from cumulative catch-up cost adjustments on COR.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

The nature of the Company's numerous contracts is such that refinements of the estimated performance costs or revenues for a project may occur for various reasons, including: change orders, contract price adjustments, significant technical and development matters encountered during performance and provision for loss and contract costs changes that may occur in a situation where: (a) identified contract risks cannot be resolved within the cost estimates included in a contract estimated costs at completion (“EAC”); or (b) new or unforeseen risks or changes in the performance cost estimates must be incorporated into the contract EAC. In addition, anticipated losses on contracts are recognized when determined to be probable.

These adjustments may result from positive program performance, in which case they would be reflected as a decrease in COR during the period. Likewise, these adjustments may result in an increase in COR if the Company determines it will not be successful in mitigating these risks or realizing related opportunities.

The Company believes that the use of the POC method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract’s completion and projected cost.

A number of internal and external factors affect the Company's cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company’s consolidated financial statements.

The Company's COR included net EAC adjustments resulting from changes in performance cost estimates of approximately $42,700 (1.79% of COR and 4.28% of gross profit), $33,700 (1.47% of COR and 3.52% of gross profit) and $2,600 (0.12% of COR and 0.29% of gross profit) for the years ended December 31, 2017, 2016 and 2015, respectively. Accordingly, during the above mentioned periods there were no material net EAC adjustments to COR.

These adjustments changed the Company's net income by approximately $34,400 ($0.80 per diluted share), $28,200 ($0.66 per diluted share) and $2,100 ($0.05 per diluted share) for the years ended December 31, 2017, 2016 and 2015, respectively.

In certain circumstances, sales under short-term fixed-price production type contracts or sales of products are accounted for in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 104, “Revenue Recognition in Financial Statements” (“SAB 104”), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller’s price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (see Note 20(B)), the Company follows the guidelines specified in ASC 605-25, “Revenue Recognition – Multiple-Element Arrangements” in order to allocate the contract consideration between the identified different elements using the relative selling price method. The selling price for each element would be allocated by using a hierarchy of: (1) Vendor Specific Objective Evidence (“VSOE”); (2) Third-Party Evidence (“TPE”) of the selling price for that element; or (3) Estimated Selling Price (“ESP”) for individual elements of an arrangement when VSOE or TPE of the selling price are unavailable.

The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers products and services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

Service revenues include contracts primarily for rendering of services not associated with design, development, manufacturing or production activities. Such revenues may be derived from a stand-alone service contract or a service element which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation contracts, outsourcing-type arrangements, maintenance contracts, training, installation services and similar items. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2017, 2016 and 2015.

Such service revenues are usually recognized in accordance with SAB 104 ratably over the service period and when all other revenue recognition criteria are met. Buy-back obligations are recognized upon fulfillment, generally when the related products have been delivered or services have been rendered. In addition, where applicable, the Company recognizes service revenues upon achievement of related performance milestones.

As for research and development costs accounted for as contract costs, refer to Note 2(V).
Warranty	WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are estimated as part of the total contract’s cost and are recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.
Research And Development Costs

V.	RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements, which are recorded as part of cost of revenues over the period that revenue is recognized, consistent with the Company’s revenue recognition accounting policy. The Company does not perform significant stand-alone research and development for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Innovation Authority of the Ministry of Economy and Industry (formerly the Office of Chief Scientist's) and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are required to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of COR. For more information regarding such royalty commitments see Note 20(A). For more information regarding grants and participation received, see Note 23.

Income Taxes	W. INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, “Income Taxes”. This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company establishes reserves for uncertain tax positions based on an evaluation of whether the tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.
Concentration Of Credit Risks	X. CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.

The majority of the Company’s cash and cash equivalents and short and long-term deposits are invested with major banks, mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s investments have a high credit rating.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

X.    CONCENTRATION OF CREDIT RISKS (Cont.)

The Company's marketable securities include investments in corporate debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States, Europe and Asia-Pacific. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts and cross currency interest rate swaps (together “derivative instruments”) intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company’s non-dollar currency and interest rates exposures (see Note 2(Y))
Derivative Financial Instruments

Y.	DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”, which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in “Financial expenses, net”, in each reporting period (see Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also may enter into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

In connection with the issuance of Series A Notes in 2010 and in 2012 on the Tel Aviv Stock Exchange (see Note 16), the Company entered into cross-currency interest rate swap transactions with a notional principal of the NIS 1.1 billion and NIS 0.9 billion, respectively, to effectively hedge the effect of interest and exchange rate difference from the NIS Series A Notes. The cross-currency interest rate swap instruments effectively convert the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreements substantially match the terms of the debt. Under the terms of the swap agreements, the Company receives interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. dollars at an annual weighted rate of six-month LIBOR plus 1.84% on the notional principal.

In addition, in connection with an NIS denominated loan received from a financial institution at a fixed interest rate of 3% in 2013, the Company entered into cross-currency interest rate swap transactions with a notional principal of NIS 440 million to effectively hedge the effect of interest and exchange rate differences from the NIS loan. Under the terms of the cross currency interest rate swap, the Company receives fixed NIS at a rate of 3% and pays interest semi-annually at the rate of USD LIBOR plus 1.35% on the notional principal. As of December 31, 2017, the Company has fully repaid the NIS loan and the swap transaction has fully matured.

The swap agreements are designated as a fair value hedge. The gains and losses related to changes in the fair value of the cross-currency interest rate swap transactions are included in interest expense and substantially offset changes in the fair value of the hedged portion of the underlying hedged Series A Notes.
Stock-Based Compensation	Z. STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, “Compensation – Stock Compensation”, which requires all share-based payments, including grants of employee stock options and grants under the Company's Phantom Bonus Retention Plan, to be recognized in the income statement based on their fair values.

Fair Value Of Financial Instruments	AA. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

As of December 31, 2017, the fair value of the Series A Notes, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $193,561.

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurement”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AA.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

Under FASB ASC 825-10, the Company may elect to report certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in net income. After the initial adoption, the election is made at the time an eligible financial assetor financial liability or firm commitment is acquired or incurred, as applicable, or when certain specified reconsideration events occur. The fair value election, with respect to an item, may not be revoked once an election is made.

The Company has elected to account for certain investments that would otherwise be accounted for under the equity method using the fair value method (see Note 6). For these investments the Company will also measure any guarantee at fair value, with changes in fair value reported through earnings. Such investments are categorized as level 3.

The Company’s cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, and can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Accordingly, such instruments are categorized as Level 2.

The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Government debt securities are classified as Level 1. The Company's corporate debt marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

The Company’s foreign currency derivative instruments are classified as Level 2 because valuation inputs are based on quoted prices and market observable data of similar instruments.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AA.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2017 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Government bonds	$1,415	$—	$—
Corporate bonds	—	11,956	—
Foreign currency derivatives and option contracts	—	5,953	—
Cross-currency interest rate swap	—	24,009	—
Investment elected to be accounted for using the fair value method	—	—	5,114
Liabilities
Foreign currency derivative and option contracts	—	(12,200)	—
Total	$1,415	$29,718	$5,114

	Fair value measurement at
	December 31, 2016 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Government bonds	$1,051	$—	$—
Corporate bonds	—	12,319	—
Foreign currency derivatives and option contracts	—	14,218	—
Cross-currency interest rate swap	—	10,339	—
Investment elected to be accounted for using the fair value method	—	—	5,107
Liabilities
Foreign currency derivative and option contracts	—	(3,636)	—
Cross-currency interest rate swap	—	(1,798)	—
Total	$1,051	$31,442	$5,107

Transfers and Servicing of Financial Assets	AB. TRANSFERS OF FINANCIAL ASSETS

ASC 860, “Transfers and Servicing”, establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for transfers of financial assets to qualify for accounting as a sale. Transfers of financial assets typically consist of the factoring of receivables to Israeli and European financial institutions. During 2017, the Company sold rights to receive payments from the Israeli Ministry of Defense (“IMOD”) and a European customer in a total amount of $79,633. Control and risk of these rights were fully transferred in accordance with ASC 860.

The Company's agreement pursuant to which the Company sells its trade receivables is structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution, (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership, (iii) confers on the financial institution the right to further pledge or exchange the receivable and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and will not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation under the contract giving rise to the receivable.
Basic And Diluted Net Earnings Per Share	AC. BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per share when their effect is anti-dilutive.
The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was not material in each of the three years ended December 31, 2017.
Treasury Shares	AD. TREASURY SHARES Elbit Systems’ shares held by the Company are recognized at cost and presented as a reduction of shareholders’ equity.
Recent Accounting Pronouncements	AE. RECENT ACCOUNTING PRONOUNCEMENTS

(1)
In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements - Going Concern”, which requires management to evaluate certain conditions, events and management plans that are known or reasonably knowable and that, when considered in the aggregate, raise substantial doubt about an entity's ability to continue as a going concern within one year after the date that financial statements are issued.  This ASU is effective for annual reporting periods ending after December 15, 2016.  ASU 2014-15 was adopted by the Company for the annual period ending December 31, 2017 and did not have a material impact on the consolidated financial statements.

(2)
In November 2015, the FASB issued ASU 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”, which requires that all deferred income tax assets and liabilities be presented as non-current in the Company’s consolidated balance sheet. ASU 2015-17 represents a change in accounting principles and is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2016. ASU 2015-17 was adopted by the Company for the fiscal year ended December 31, 2017, and the ASU was applied retrospectively to all periods presented, resulting in the reclassification of $32,336 of deferred tax assets from current assets to long-term assets and of $1,800 of deferred tax liabilities from current liabilities to long-term liabilities in the Company's consolidated balance sheet at December 31, 2016.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AE.    RECENT ACCOUNTING PRONOUNCEMENTS (Cont.)

(3)
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” (Topic 606 or “the New Standard”). The New Standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the New Standard recognized at the date of initial application and providing certain additional disclosures.  ASU 2014-09, as amended, is effective for annual periods and interim periods beginning on or after December 15, 2017.

Accordingly, the Company adopted the New Standard on January 1, 2018, using the modified retrospective transition method applied to those contracts that were not substantially completed as of that date. Upon adoption, the Company recognized the cumulative effect of adopting this guidance as an adjustment to the opening balance of retained earnings. Prior periods have not been retrospectively adjusted. The Company has completed its evaluation of the potential changes from adopting the New Standard in its financial reporting and disclosures. In addition, the Company has evaluated the impact of the accounting and disclosure changes on its business processes, controls and systems, designed changes to such business processes, controls and systems and implemented the changes during 2017.

The adoption of the New Standard will primarily impact the Company's contracts where revenue was recognized using the percentage-of-completion units-of-delivery method, with the possible resulting impact being revenue that may be recognized over time because control is transferred continuously to the customers over the performance period for contracts recognized over time. The Company will use the cost incurred to date relative to total estimated costs at completion to measure progress toward satisfying the Company's performance obligation, since incurred costs represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. This change also impacts the Company's balance sheet presentation with a decrease in inventories, an increase in contract assets (i.e., unbilled receivables) and a net increase in retained earnings.

In addition, the New Standard requires product engineering and development costs under contracts (or anticipated contracts) with customers to be capitalized as contract fulfillment costs, to the extent recoverable from the associated contract (or anticipated contract) margin, and subsequently amortized as the related goods or services are transfered to the customer.

The New Standard also requires disclosure of remaining performance obligations, which is in concept similar to the backlog data reported by the Company.

The cumulative effect of the transition to the New Standard resulted in an adjustment on January 1, 2018 (effective date of adoption), of a $1,676 increase in retained earnings, a decrease in inventories of $81,864, an increase in contract assets (unbilled receivables) of $80,452 and a net decrease in customer advances and contract liabilities and deferred tax assets in the aggregate amount of $3,088.

(4)
In January 2016, the FASB issued guidance on Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities, ASU 2016-01 - "Financial Instruments - Overall" (Subtopic 825-10). The ASU revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The adoption of this ASU will not have a material impact on our consolidated financial statements.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AE.    RECENT ACCOUNTING PRONOUNCEMENTS (Cont.)

(5)
In February 2016, the FASB issued guidance on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), ASU 2016-02 - "Leases" (Topic 842). The ASU requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases. The ASU requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. Topic 842 supersedes the previous leases standard, ASC 840, “Leases”. ASU 2016-02 is effective for the interim and annual periods beginning on or after December 15, 2018 (early adoption is permitted). The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

(6)
In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments". This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not presented in the balance sheet at fair value. The ASU will replace the current incurred loss approach with an expected loss model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do currently under the other-than-temporary impairment model. The ASU also simplifies the accounting model for purchased credit-impaired debt securities and loans. ASU 2016-13 is effective for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein. The Company is currently evaluating the potential effect of the ASU on its consolidated financial statements.

(7)
In August 2016, the FASB issued ASU 2016-15 - "Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments", which is intended to reduce diversity in practice in how certain cash receipts and cash payments are presented and classified in the Consolidated Statement of Cash Flows by providing guidance on eight specific cash flow issues. ASU 2016-15 is effective retrospectively on January 1, 2018, with early adoption permitted. The adoption of this ASU will not have a material impact on our consolidated financial statements.

(8)
In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. The ASU requires that the Consolidated Statement of Cash Flows explain the change in total cash and equivalents and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts. The ASU also requires a reconciliation between the total of cash and equivalents and restricted cash presented on the Consolidated Statement of Cash Flows and the cash and equivalents balance presented on the Consolidated Balance Sheet. ASU 2016-18 is effective retrospectively on January 1, 2018, with early adoption permitted. The adoption of this ASU will not have a material impact on our consolidated financial statements.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AE.    RECENT ACCOUNTING PRONOUNCEMENTS (Cont.)

(9)
In January 2017, the FASB issued ASU 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments in this ASU clarify the definition of a business, with the objective of adding guidance to assist entities in evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017. The adoption of this ASU will not have a material impact on our consolidated financial statements.

(10)
In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company does not expect this ASU to have a material effect on its consolidated financial statements.

(11)
In February 2017, the FASB issued ASU 2017-05, “Other Income - Gains and Losses from the Derecognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Non-financial Assets”. This ASU clarifies the scope and application of ASC 610-20 on the sale or transfer of non-financial assets and in substance non-financial assets to non-customers, including partial sales. The amendments in ASU 2017-05 are effective for annual reporting periods beginning after December 15, 2017. The adoption of this ASU will not have a material impact on our consolidated financial statements.

(12)
In March 2017, the FASB issued ASU 2017-07, “Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”. ASU 2017-07 was issued to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost within an entity's financial statements. The amendments in ASU 2017-07 are effective for annual reporting periods beginning after December 15, 2017. The adoption of this ASU will not have a material impact on our consolidated financial statements.

(13)
In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities”, which is intended to simplify and amend the application of hedge accounting to more clearly portray the economics of an entity’s risk management strategies in its financial statements. The ASU will make more financial and nonfinancial hedging strategies eligible for hedge accounting, reduce complexity in fair value hedges of interest rate risk and ease certain documentation and assessment requirements of hedge effectiveness. It also changes how companies assess effectiveness and amends the presentation and disclosure requirements. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of adopting the ASU on its consolidated financial statements.
Reclassifications	RECLASSIFICATIONS Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.